SCHEDULE OF BORROWINGS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Aug. 30, 2024	Oct. 16, 2023
Debt Instrument [Line Items]
Annual Interest Rate	3.81%	2.70%	15.00%	10.00%
Aggregate outstanding principal balances	¥ 246,254	¥ 241,276
Less: current portion and short-term borrowings	(217,970)	(215,000)
Long-term portion of borrowings	28,284	26,276
Lender 1 [Member]
Debt Instrument [Line Items]
Original Amount Borrowed	¥ 20,000	¥ 20,000
Loan start date	Jun. 01, 2015	Jun. 01, 2015
Loan end date	May 10, 2025	May 10, 2025
Annual Interest Rate	1.90%	1.90%
Aggregate outstanding principal balances	¥ 1,296	¥ 3,300
Lender 2 [Member]
Debt Instrument [Line Items]
Original Amount Borrowed	¥ 90,000	¥ 10,000
Loan start date	Aug. 20, 2024	May 24, 2019
Loan end date	Nov. 20, 2024	May 24, 2024
Annual Interest Rate	4.60%	2.18%
Aggregate outstanding principal balances	¥ 90,000	¥ 1,316
Lender 3 [Member]
Debt Instrument [Line Items]
Original Amount Borrowed	¥ 50,000	¥ 90,000
Loan start date	Mar. 31, 2023	May 19, 2023
Loan end date	Mar. 31, 2026	May 19, 2024
Annual Interest Rate	1.93%	1.90%
Aggregate outstanding principal balances	¥ 24,980	¥ 90,000
Lender 4 [Member]
Debt Instrument [Line Items]
Original Amount Borrowed	¥ 200,000	¥ 50,000
Loan start date	Feb. 01, 2024	Mar. 31, 2023
Loan end date	Jan. 31, 2025	Mar. 31, 2026
Annual Interest Rate	2.85%	1.78%
Aggregate outstanding principal balances	¥ 74,000	¥ 41,660
Lender 5 [Member]
Debt Instrument [Line Items]
Original Amount Borrowed	¥ 40,000	¥ 90,000
Loan start date	Mar. 29, 2024	Feb. 24, 2023
Loan end date	Mar. 29, 2027	Jan. 31, 2024
Annual Interest Rate	1.93%	2.70%
Aggregate outstanding principal balances	¥ 33,328	¥ 105,000
Lender Six [Member]
Debt Instrument [Line Items]
Original Amount Borrowed	¥ 30,000
Loan start date	Jun. 14, 2024
Loan end date	Jun. 30, 2025
Annual Interest Rate	4.00%
Aggregate outstanding principal balances	¥ 22,650